Trade And Other Payables (Tables)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Summary of Trade And Other Payables

	2020	2019
Current liabilities
Trade payables	9,144	9,131
Accrued expenses	8,815	7,165
Other payables	16,206	4,514

	34,165	20,810

Arrival Group [Member]
Statements [Line Items]
Summary of Trade And Other Payables

2020
Current liabilities
Other payables and accrued expenses	(3,385)

(3,385)